Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following as of December 31, 2023 and 2022:
	December 31,
	2023	2022

Raw materials	505	--
Work in process	383	--
Finished goods	89	--
	$977	$--